Leases	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2015	2016
Machinery, equipment and others	129,432	123,816
Film costs	8,647	6,696
Accumulated amortization	(89,470)	(96,270)

	48,609	34,242

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016:

Fiscal year ending March 31	Yen in millions
2017	13,768
2018	6,863
2019	5,933
2020	5,043
2021	4,017
Later fiscal years	4,578

Total minimum lease payments	40,202
Less — Amount representing interest	2,529

Present value of net minimum lease payments	37,673
Less — Current obligations	13,238

Long-term capital lease obligations	24,435

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2016 are as follows:

Fiscal year ending March 31	Yen in millions
2017	59,236
2018	46,690
2019	32,252
2020	44,455
2021	20,119
Later fiscal years	104,020

Total minimum future rentals	306,772

Rental expenses under operating leases for the fiscal years ended March 31, 2014, 2015 and 2016 were 101,410 million yen, 92,828 million yen and 94,000 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2014, 2015 and 2016 were 1,119 million yen, 1,180 million yen and 1,138 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2016 were 2,233 million yen.

(3)	Sale and leaseback transactions

Sale and leaseback transactions with SFIL -

In the fiscal year ended March 31, 2014, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 6,810 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with leasing companies including SFIL, with proceeds of 76,566 million yen, and terms which averaged three years, have been accounted for as a capital lease and are included within proceeds from sales of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in the sale and leaseback transactions.

In the fiscal year ended March 31, 2015, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 8,391 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows.

In the fiscal year ended March 31, 2016, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 1,856 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows.